Equity-accounted investees (Details Textual) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jul. 31, 2019	Jul. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 11, 2019
Equity-accounted investees [Line Items]
Profit loss from sale of interests in associates							$ 643
Dividends received									$ 11,663	$ 3,164	$ 3,851
Dividends receivable	$ 2,099								$ 2,099
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Percentage share reduction					0.05%	0.06%		0.60%
Transfer in equity of non controlling interest to other reserves					$ 3,739
Increase decrease in equity through share based payment transaction						$ 79		$ 754
Proportion of ownership interest in associate					20.15%	20.20%		19.07%
Issue of equity					$ 13,931
Percentage of dilution of shares					5.5
Profit loss from sale of interests in associates					$ (5,778)
Kore Potash Ltd. [Member] | SQM [Member] | South Africa
Equity-accounted investees [Line Items]
Investment in associate shares							260,598,591
Total shares in associates							584,753,846
Payment to acquire investment in associates				$ 2,600			$ 1,679
Proportion of ownership interest in associate			19.67%				20.26%
Plantacote N.V [Member] | WSNPK [Member] | SQM [Member] | Netherlands
Equity-accounted investees [Line Items]
Business combination total purchase consideration						$ 16,757				16,757
Business combination goodwill						$ 7,380				7,380
Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Proceeds from sales of interests in associates							$ 33,066
Proportion of ownership interest in associate									50.00%
Profit loss from sale of interests in associates							11,408
Dividends received
Doktor Tarsa Tarim Sanayi AS [Member] | Doctochem Tarim Sanayi LTD [Member]
Equity-accounted investees [Line Items]
Percentage of voting equity interests acquired												100.00%
SQM Eastmed Turkey [Member]
Equity-accounted investees [Line Items]
Proceeds from sales of interests in associates							618
Proportion of ownership interest in associate									50.00%
Profit loss from sale of interests in associates							$ 408
Dividends received									$ 0	0	0
Abu Dhabi Fertilizer Industries WWL [Member]
Equity-accounted investees [Line Items]
Proportion of ownership interest in associate									37.00%
Dividends received									$ 9,438	$ 0	$ 0
Impairment loss recognised in profit or loss		$ 2,800
Related Party of Abu Dhabi Fertilizer Industries WWL [Member] | Internacional Technical and Trading Agenies Co. WLL
Equity-accounted investees [Line Items]
Dividends received	$ 9,438